SERIES B CONVERTIBLE PREFERRED STOCK (Details) - Series B Convertible Preferred Stock	Sep. 04, 2024 USD ($) D $ / shares shares	Sep. 30, 2024 $ / shares
SERIES B CONVERTIBLE PREFERRED STOCK
Number of shares issued (in shares) | shares	150,000
Preferred stock par value	$ 0.0001	$ 0.0001
Issue price per share (in $ per share)	$ 10
Aggregate Purchase Price | $	$ 1,500,000
Preferred Stock Conversion, Multiplier for denominator	0.80
Preferred Stock Conversion, Trading Days | D	20
Preferred Stock Conversion, Consecutive trading period | D	30
Preferred Stock Conversion, Minimum Volume Weighted Average Price (in $ per share)	$ 6
Dividend Rate (in %)	7.00%
Preferred Stock Conversion, Maximum Percentage Of Dividend Payable In Shares	50.00%
Share price (in $ per share)	$ 10
Preferred Stock Redemption, Multiplier for denominator	1.2
Preferred Stock Redemption, Trading Days | D	20
Preferred Stock Redemption, Consecutive trading period | D	30
Preferred Stock Redemption, Maximum Volume Weighted Average Price (in $ per share)	$ 20
Minimum
SERIES B CONVERTIBLE PREFERRED STOCK
Redemption Price (in $ per share)	$ 12